Stock-Based Compensation Plan (Details) - 2017 Stock Option Plan	12 Months Ended
Dec. 31, 2020
Fair value assumptions
Expected term (in years)	5 years
Stock option
Fair value assumptions
Expected volatility	81.00%
Risk-free interest rate	0.37%